Stock Based Compensation (Schedule of Outstanding Stock Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	212,725	225,669	276,807	294,720
Average Exercise Price	$ 20.76	$ 19.46	$ 17.94	$ 17.83
Remaining Life, Years	6 years 1 month 6 days
Options Exercisable	177,975	216,644	270,032
Average Exercise Price	$ 18.41	$ 17.59	$ 17.85
Average Exercise Price - $16.67 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	9,075
Average Exercise Price	$ 16.67
Remaining Life, Years	1 year
Options Exercisable	9,075
Average Exercise Price	$ 16.67
Average Exercise Price - $17.33 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	17,325
Average Exercise Price	$ 17.33
Remaining Life, Years	2 years
Options Exercisable	17,325
Average Exercise Price	$ 17.33
Average Exercise Price - $16.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,675
Average Exercise Price	$ 16.83
Remaining Life, Years	3 years
Options Exercisable	15,675
Average Exercise Price	$ 16.83
Average Exercise Price - $16.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	20,625
Average Exercise Price	$ 16.65
Remaining Life, Years	4 years
Options Exercisable	20,625
Average Exercise Price	$ 16.65
Average Exercise Price - $18.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	29,700
Average Exercise Price	$ 18.03
Remaining Life, Years	5 years
Options Exercisable	29,700
Average Exercise Price	$ 18.03
Average Exercise Price - $18.36 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,650
Average Exercise Price	$ 18.36
Remaining Life, Years	5 years
Options Exercisable	1,650
Average Exercise Price	$ 18.36
Average Exercise Price - $19.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	3,000
Average Exercise Price	$ 19.30
Remaining Life, Years	5 years 9 months 18 days
Options Exercisable	3,000
Average Exercise Price	$ 19.30
Average Exercise Price - $17.93 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	26,925
Average Exercise Price	$ 17.93
Remaining Life, Years	6 years
Options Exercisable	26,925
Average Exercise Price	$ 17.93
Average Exercise Price - $19.39 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	14,250
Average Exercise Price	$ 19.39
Remaining Life, Years	6 years 10 months 24 days
Options Exercisable	14,250
Average Exercise Price	$ 19.39
Average Exercise Price - $19.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	16,500
Average Exercise Price	$ 19.03
Remaining Life, Years	7 years 10 months 24 days
Options Exercisable	16,500
Average Exercise Price	$ 19.03
Average Exercise Price - $22.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	23,250
Average Exercise Price	$ 22.37
Remaining Life, Years	9 years
Options Exercisable	23,250
Average Exercise Price	$ 22.37
Average Exercise Price - $32.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	34,750
Average Exercise Price	$ 32.81
Remaining Life, Years	10 years
Options Exercisable	0
Average Exercise Price	$ 0.00